Debt and Capital Structure - Summary of Net Debt to Capitalization (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Borrowings [abstract]
Net Debt	$ 5,976	$ 4,282
Shareholders’ Equity	28,814	27,576	$ 27,762	$ 23,596
Capitalization	$ 34,790	$ 31,858
Net Debt to Capitalization	17.00%	13.00%